Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 26 — RELATED PARTY TRANSACTIONS

During the fiscal year, we entered into related party transactions with some of our shareholders or other related parties. These operations arise from the provision of logistics services as well as from financial transactions entered into under market conditions, in accordance with our interests, customary market practices at the time of their execution and do not have relevant amounts individually or in aggregate.

From time to time, we enter into transactions with related parties, including entities involving certain members of our board of directors or senior management. The definition of a related party is based on applicable accounting standards and our internal policy, which may be more restrictive in relation to applicable laws and regulations under certain circumstances.

In addition, we have not entered into any related party transaction that is or was unusual in nature or conditions during the current or last prior financial year, nor has such transaction been proposed that is or would be material to our business. Our policy on related party transactions prohibits us from extending loans or guarantees to members of our board of directors, our management, or key management or any members of their close family members.

Name	Principal Position	Year	Salary ($)
Bruno Bonifacio	Former Chief Executive Officer and former Director	2024	96,000
		2023	96,000
Bonifacio, Paulo R.	Chief Executive Officer, President and Director	2024	168,000
		2023	168,000
Burti, Leonardo P.	Chief Financial Officer	2024	108,000
Farina, Fabio L	Former Chief Financial Officer	2023	72,000

Intercompany

	09/30/2025		12/31/2024
	Receivable	Payable	Receivable	Payable
Boni Logistica	22,053	—	18,397	—
BR Brands	515,467	22,053	442,737	18,397
BRB Foods	—	515,467	—	442,737
Total	537,520	537,520	461,134	461,134

Related Parties

C-Level	09/30/2025	(+)Add	(+) Interest	Payments	12/31/2024
D.S.B	133,738	—	23,030	—	115,408
E.S.B	60,248	—	5,941	—	54,307
P.B	109,298	—	16,283	—	93,015
Shareholders	432,849	—	2,459	—	430,390
Total Liabilities		—		—	693,120
P.B	136,678	—	2,607	—	134,071
Total Assets	136,678	—	2,607	—	134,071

NOTE 26 — RELATED PARTY TRANSACTIONS

During the fiscal year, we entered into related party transactions with some of our shareholders or other related parties, These operations arise from the provision of logistics services as well as from financial transactions entered into under market conditions, in accordance with our interests, customary market practices at the time of their execution and do not have relevant amounts individually or in aggregate.

From time to time, we enter into transactions with related parties, including entities involving certain members of our board of directors or senior management, The definition of a related party is based on applicable accounting standards and our internal policy, which may be more restrictive in relation to applicable laws and regulations under certain circumstances.

In addition, we have not entered into any related party transaction that is or was unusual in nature or conditions during the current or last prior financial year, nor has such transaction been proposed that is or would be material to our business, Our policy on related party transactions prohibits us from extending loans or guarantees to members of our board of directors, our management, or key management or any members of their close family members.

Name	Principal Position	Year	Salary ($)
Bruno Bonifacio	Chief Executive Officer and Director	2024	96,000
		2023	96,000
Bonifacio, Paulo R,	President	2024	168,000
		2023	168,000
Burti, Leonardo P,	Chief Financial Officer	2024	108,000
Farina, Fabio L,		2023	72,000

Intercompany

	12/31/2024		12/31/2023
	Receivable	Payable	Receivable	Payable
Boni Logistica	18,397	—	23,531	—
BR Brands	442,737	18,397	683,339	23,531
BRB Foods	—	442,737	—	683,339
Total	461,134	461,134	706,870	706,870

Related Parties

C-Level	12/31/2024	(+)Add	(+) Interest	Payments	12/31/2023
O,S.	—	—	—	13,581	13,581
D,S,B	115,408	5,109	1,924	—	118,593
B,B	—	—	—	7,432	7,432
E,S,B	54,307	8,272	3,848	—	42,187
P,B	93,015	41,155	—	—	51,860
Shareholders	430,390	100,000	20,384	—	302,890
Total Liabilities	693,120	144,318	26,156	21,013	536,543
P,B	134,071	53,172	—	—	80,899
Total Assets	134,071	53,172	—	—	80,899